Borrowings (Tables)	12 Months Ended
Dec. 31, 2012
Borrowings
Schedule of borrowings

	As of December 31,
(in millions)	2012	2011
Short-term borrowings
Senior secured revolving credit facility	$—	$—
Foreign lines of credit and other arrangements	177.2	76.4
Total short-term borrowings	177.2	76.4

Current portion of long-term borrowings (a):
4.70% Unsecured notes due 2013, net of unamortized discount of $0.4	14.7	—
Capital lease obligations	65.2	57.0
Total current portion of long-term borrowings	79.9	57.0

Long-term borrowings (a):
Senior secured term loan facility due 2014, net of unamortized discount of $1.3 and $9.8	253.9	6,554.9
Senior secured term loan facility due 2017, net of unamortized discount of $12.7	2,658.6	—
Senior secured term loan facility due March 2018, net of unamortized discount of $27.3 and $27.2	4,633.3	4,626.2
Senior secured term loan facility due September 2018, net of unamortized discount of $21.4	728.6	—
7.375% Senior secured first lien notes due 2019, net of unamortized discount of $27.0 and $15.0	1,568.0	735.0
8.875% Senior secured first lien notes due 2020, net of unamortized discount of $13.6 and $15.4	496.4	494.6
6.75% Senior secured first lien notes due 2020, net of unamortized discount of $29.4	2,120.6	—
8.25% Senior secured second lien notes due 2021, net of unamortized discount of $14.3 and $16.1	1,985.4	1,983.6
8.75%/10.00% PIK toggle senior secured second lien notes due 2022 (b), net of unamortized discount of $7.3 and $8.1	992.7	991.9
12.625% Senior unsecured notes due 2021, net of unamortized discount of $21.5 and $24.2	2,978.5	2,975.8
9.875% Senior unsecured notes due 2015	783.5	783.5
10.55% Senior unsecured notes due 2015 (previously senior PIK notes (b))	748.4	748.4
11.25% Senior unsecured subordinated notes due 2016	2,500.0	2,500.0
4.70% Unsecured notes due 2013, net of unamortized discount of $1.1	—	14.0
4.85% Unsecured notes due 2014, net of unamortized discount of $0.3 and $0.5	3.5	3.3
4.95% Unsecured notes due 2015, net of unamortized discount of $1.0 and $1.5	8.8	8.3
Capital lease obligations	68.7	102.2
Total long-term borrowings	22,528.9	22,521.7
Total borrowings	$22,786.0	$22,655.1

(a)                Unamortized discount amounts are as of December 31, 2012 and 2011, respectively.

(b)                Payment In-Kind (“PIK”)

Schedule of interest payable based upon LIBOR or euro LIBOR plus an applicable margin

	U.S. dollar-denominated term loan			Euro-denominated term loan (U.S. dollar equivalent)			Totals
	As of December 31,			As of December 31,			As of December 31,
(in millions)	2012	2011	Rate	2012	2011	Rate	2012	2011
Due September 24, 2014	$130.7	$6,154.2	LIBOR + 275 bps	$123.2	$400.7	euro LIBOR + 275 bps	$253.9	$6,554.9
Due March 24, 2017	$2,424.2		LIBOR + 500 bps	$234.4		euro LIBOR + 500 bps	$2,658.6
Due March 24, 2018	$4,225.1	$4,225.3	LIBOR + 400 bps	$408.2	$400.9	euro LIBOR + 400 bps	$4,633.3	$4,626.2
Due September 24, 2018	$728.6		LIBOR + 500 bps				$728.6

Schedule of future aggregate annual maturities of long-term debt
Year ended December 31, (in millions)	Par Amount
2013	$80.3
2014	294.0
2015	1,568.0
2016	2,506.6
2017	2,672.0
Thereafter	15,665.4